Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	€ 778	€ 5,055		€ 3,222
Other comprehensive income [abstract]
Remeasurements of the net defined benefit liability	59	(13)		(62)
Assets at fair value	9	94		(25)
Income tax relating to items that will not be reclassified	(14)	1		18
Share of other comprehensive income in associates and joint ventures that will not be reclassified	(4)
Items that will not be reclassified to profit or loss	51	82		(68)
Assets at fair value	1	1		9
Cash flow hedges	317	22		144
Translation adjustment gains and losses	200	(414)		78
Income tax relating to items that are or may be reclassified	(84)	(10)		(47)
Share of other comprehensive income in associates and joint ventures that are or may be reclassified	5
Items that are or may be reclassified subsequently to profit or loss	439	(401)		184
Other consolidated comprehensive income	490	(319)		115
Consolidated comprehensive income	1,267	4,736	[1]	3,339	[1]
Comprehensive income attributable to [abstract]
Comprehensive income attributable to the owners of the parent company	687	4,578		3,109
Comprehensive income attributable to non-controlling interests	€ 580	€ 158		€ 230

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)